Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors (Tables)	12 Months Ended
Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Statements of Operations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$—	$2,593.0	$16,345.4	$(2,653.3)	$16,285.1
Cost of goods sold	—	—	2,004.2	13,572.2	(2,653.3)	12,923.1
Selling, general and administrative, excluding intangible amortization	—	1.5	94.1	1,451.0	—	1,546.6
Selling, general and administrative intangible amortization	—	—	104.2	192.4	—	296.6
Loss on disposal of assets	—	—	0.2	9.9	—	10.1
Multiemployer pension withdrawals	—	6.5	12.5	165.2	—	184.2
Land and Development impairments	—	—	—	31.9	—	31.9
Restructuring and other costs	—	8.7	5.6	91.1	—	105.4
Operating profit (loss)	—	(16.7)	372.2	831.7	—	1,187.2
Interest expense, net	(12.5)	(76.9)	(173.5)	(30.9)	—	(293.8)
Intercompany interest income (expense), net	—	28.1	(87.6)	59.5	—	—
(Loss) gain on extinguishment of debt	(0.2)	(1.4)	1.9	(0.4)	—	(0.1)
Pension and other postretirement non-service (expense) income	—	—	(6.9)	102.2	—	95.3
Other income (expense), net	—	0.7	(22.5)	34.5	—	12.7
Equity in income of unconsolidated entities	—	—	7.5	26.0	—	33.5
Equity in income of consolidated entities	—	1,962.0	1,343.8	—	(3,305.8)	—
Income (loss) before income taxes	(12.7)	1,895.8	1,434.9	1,022.6	(3,305.8)	1,034.8
Income tax benefit	3.1	19.9	131.8	719.7	—	874.5
Consolidated net income (loss)	(9.6)	1,915.7	1,566.7	1,742.3	(3,305.8)	1,909.3
Less: Net income attributable to noncontrolling interests	—	—	—	(3.2)	—	(3.2)
Net income (loss) attributable to common stockholders	$(9.6)	$1,915.7	$1,566.7	$1,739.1	$(3,305.8)	$1,906.1
Comprehensive income (loss) attributable to common stockholders	$(9.6)	$1,677.7	$1,351.4	$1,498.6	$(2,850.0)	$1,668.1

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$—	$2,485.6	$15,208.5	$(2,834.4)	$14,859.7
Cost of goods sold	—	—	2,289.0	12,686.9	(2,834.4)	12,141.5
Selling, general and administrative, excluding intangible amortization	—	0.8	123.9	1,332.5	—	1,457.2
Selling, general and administrative intangible amortization	—	—	104.2	125.4	—	229.6
Loss on disposal of assets	—	—	—	4.8	—	4.8
Land and Development impairments	—	—	—	46.7	—	46.7
Restructuring and other costs	—	1.3	26.0	169.4	—	196.7
Operating profit (loss)	—	(2.1)	(57.5)	842.8	—	783.2
Interest expense, net	—	(40.1)	(172.5)	(9.9)	—	(222.5)
Intercompany interest income (expense), net	—	18.5	(53.1)	34.6	—	—
(Loss) gain on extinguishment of debt	—	(0.9)	3.1	(0.4)	—	1.8
Pension and other postretirement non-service income	—	—	—	51.8	—	51.8
Other (expense) income, net	—	(1.0)	(30.2)	42.7	—	11.5
Equity in income of unconsolidated entities	—	—	12.7	26.3	—	39.0
Equity in income of consolidated entities	—	724.2	643.7	—	(1,367.9)	—
Gain on sale of HH&B	—	—	—	192.8	—	192.8
Income before income taxes	—	698.6	346.2	1,180.7	(1,367.9)	857.6
Income tax benefit (expense)	—	9.6	120.5	(289.1)	—	(159.0)
Consolidated net income	—	708.2	466.7	891.6	(1,367.9)	698.6
Net loss attributable to noncontrolling interests	—	—	—	9.6	—	9.6
Net income attributable to common stockholders	$—	$708.2	$466.7	$901.2	$(1,367.9)	$708.2
Comprehensive income attributable to common stockholders	$—	$877.3	$609.0	$1,071.8	$(1,680.8)	$877.3

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2016
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$—	$2,611.5	$14,545.2	$(2,984.9)	$14,171.8
Cost of goods sold	—	—	2,498.9	11,924.9	(2,984.9)	11,438.9
Selling, general and administrative, excluding intangible amortization	—	0.2	111.5	1,326.0	—	1,437.7
Selling, general and administrative intangible amortization	—	—	104.2	107.6	—	211.8
Loss on disposal of assets	—	—	0.1	0.6	—	0.7
Restructuring and other costs	—	—	76.1	290.3	—	366.4
Operating profit (loss)	—	(0.2)	(179.3)	895.8	—	716.3
Interest expense, net	—	(30.3)	(172.2)	(10.0)	—	(212.5)
Intercompany interest income (expense), net	—	33.0	(29.6)	(3.4)	—	—
Gain on extinguishment of debt	—	—	2.7	—	—	2.7
Pension and other postretirement non-service expense	—	—	—	(286.0)	—	(286.0)
Other income, net	—	—	8.1	6.3	—	14.4
Equity in (loss) income of unconsolidated entities	—	—	(6.0)	15.7	—	9.7
Equity in (loss) income of consolidated entities	—	(398.1)	299.8	—	98.3	—
Income (loss) from continuing operations before income taxes	—	(395.6)	(76.5)	618.4	98.3	244.6
Income tax (expense) benefit	—	(0.7)	167.3	(256.4)	—	(89.8)
Income (loss) from continuing operations	—	(396.3)	90.8	362.0	98.3	154.8
Loss from discontinued operations	—	—	(491.9)	(52.8)	—	(544.7)
Consolidated net (loss) income	—	(396.3)	(401.1)	309.2	98.3	(389.9)
Less: Net income attributable to noncontrolling interests	—	—	(2.0)	(4.4)	—	(6.4)
Net (loss) income attributable to common stockholders	$—	$(396.3)	$(403.1)	$304.8	$98.3	$(396.3)
Comprehensive (loss) income attributable to common stockholders	$—	$(250.4)	$(250.3)	$461.7	$(211.4)	$(250.4)

Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$—	$0.2	$490.8	$145.8	$—	$636.8
Accounts receivable, net	—	0.1	196.5	1,840.2	(26.1)	2,010.7
Inventories	—	—	233.4	1,596.2	—	1,829.6
Other current assets	—	0.4	17.2	230.9	—	248.5
Assets held for sale	—	—	—	59.5	—	59.5
Intercompany receivables	—	27.7	269.8	792.8	(1,090.3)	—
Total current assets	—	28.4	1,207.7	4,665.4	(1,116.4)	4,785.1
Property, plant and equipment, net	—	—	21.3	9,061.2	—	9,082.5
Goodwill	—	—	1,151.3	4,426.3	—	5,577.6
Intangibles, net	—	—	1,589.4	1,532.6	—	3,122.0
Restricted assets held by special purpose entities	—	—	—	1,281.0	—	1,281.0
Prepaid pension asset	—	—	—	420.0	—	420.0
Intercompany notes receivable	—	884.2	33.1	2,865.4	(3,782.7)	—
Investments in consolidated subsidiaries	—	13,260.3	15,066.3	—	(28,326.6)	—
Other assets	3.4	12.4	172.8	910.8	(7.1)	1,092.3
Total Assets	$3.4	$14,185.3	$19,241.9	$25,162.7	$(33,232.8)	$25,360.5

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$—	$—	$609.5	$131.2	$—	$740.7
Accounts payable	—	0.8	40.3	1,701.8	(26.1)	1,716.8
Accrued compensation and benefits	—	0.2	10.7	388.4	—	399.3
Other current liabilities	—	3.2	77.7	395.6	—	476.5
Intercompany payables	13.0	506.6	570.4	0.3	(1,090.3)	—
Total current liabilities	13.0	510.8	1,308.6	2,617.3	(1,116.4)	3,333.3
Long-term debt due after one year	—	2,179.4	2,460.1	1,035.0	—	5,674.5
Intercompany notes payable	—	—	2,865.4	917.3	(3,782.7)	—
Pension liabilities, net of current portion	—	—	135.9	125.4	—	261.3
Postretirement benefit liabilities, net of current portion	—	—	28.1	106.7	—	134.8
Non-recourse liabilities held by special purpose entities	—	—	—	1,153.7	—	1,153.7
Deferred income taxes	—	—	291.0	2,037.6	(7.1)	2,321.5
Other long-term liabilities	—	16.1	106.2	872.5	—	994.8
Redeemable noncontrolling interests	—	—	—	4.2	—	4.2
Total stockholders’ equity	(9.6)	11,479.0	12,046.6	16,280.0	(28,326.6)	11,469.4
Noncontrolling interests	—	—	—	13.0	—	13.0
Total equity	(9.6)	11,479.0	12,046.6	16,293.0	(28,326.6)	11,482.4
Total Liabilities and Equity	$3.4	$14,185.3	$19,241.9	$25,162.7	$(33,232.8)	$25,360.5

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$37.6	$260.5	$—	$298.1
Restricted cash	—	—	5.7	0.2	—	5.9
Accounts receivable, net	—	0.1	155.8	1,735.5	(4.6)	1,886.8
Inventories	—	—	243.6	1,553.7	—	1,797.3
Other current assets	—	1.5	27.2	300.5	—	329.2
Assets held for sale	—	—	—	173.6	—	173.6
Intercompany receivables	—	61.4	92.6	1,180.0	(1,334.0)	—
Total current assets	—	63.0	562.5	5,204.0	(1,338.6)	4,490.9
Property, plant and equipment, net	—	—	23.2	9,095.1	—	9,118.3
Goodwill	—	—	1,151.3	4,377.0	—	5,528.3
Intangibles, net	—	—	1,693.6	1,635.7	—	3,329.3
Restricted assets held by special purpose entities	—	—	—	1,287.4	—	1,287.4
Prepaid pension asset	—	—	—	368.0	—	368.0
Intercompany notes receivable	—	884.1	36.2	2,556.3	(3,476.6)	—
Investments in consolidated subsidiaries	—	12,146.8	14,497.8	—	(26,644.6)	—
Other assets	—	6.6	165.4	794.8	—	966.8
Total Assets	$—	$13,100.5	$18,130.0	$25,318.3	$(31,459.8)	$25,089.0

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$—	$106.7	$8.7	$493.3	$—	$608.7
Accounts payable	—	1.3	59.3	1,436.1	(4.6)	1,492.1
Accrued compensation and benefits	—	0.1	11.1	405.5	—	416.7
Other current liabilities	—	3.9	84.0	404.4	—	492.3
Intercompany payables	—	548.5	514.7	270.8	(1,334.0)	—
Total current liabilities	—	660.5	677.8	3,010.1	(1,338.6)	3,009.8
Long-term debt due after one year	—	2,013.4	3,121.0	811.7	—	5,946.1
Intercompany notes payable	—	69.0	2,487.3	920.3	(3,476.6)	—
Pension liabilities, net of current portion	—	—	143.1	136.3	—	279.4
Postretirement benefit liabilities, net of current portion	—	—	30.8	122.6	—	153.4
Non-recourse liabilities held by special purpose entities	—	—	—	1,161.9	—	1,161.9
Deferred income taxes	—	6.6	520.9	2,882.7	—	3,410.2
Other long-term liabilities	—	8.5	85.3	643.6	—	737.4
Redeemable noncontrolling interests	—	—	—	4.7	—	4.7
Total stockholders’ equity	—	10,342.5	11,063.8	15,580.8	(26,644.6)	10,342.5
Noncontrolling interests	—	—	—	43.6	—	43.6
Total equity	—	10,342.5	11,063.8	15,624.4	(26,644.6)	10,386.1
Total Liabilities and Equity	$—	$13,100.5	$18,130.0	$25,318.3	$(31,459.8)	$25,089.0

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$4.1	$31.4	$194.7	$2,015.3	$(314.3)	$1,931.2
Investing activities:
Capital expenditures	—	—	(1.2)	(998.7)	—	(999.9)
Cash paid for purchase of businesses, net of cash acquired	—	—	—	(239.9)	—	(239.9)
Cash receipts on sold trade receivables	—	—	—	461.6	—	461.6
Investment in unconsolidated entities	—	—	—	(114.3)	—	(114.3)
Proceeds from sale of property, plant and equipment	—	—	—	23.3	—	23.3
Proceeds from property, plant and equipment insurance settlement	—	—	—	7.9	—	7.9
Intercompany notes issued	—	—	(1.4)	(375.9)	377.3	—
Intercompany notes proceeds	—	—	4.5	83.0	(87.5)	—
Intercompany capital investment	—	(757.3)	(300.8)	—	1,058.1	—
Intercompany return of capital	—	1,356.3	821.0	—	(2,177.3)	—
Other	—	—	18.6	27.6	—	46.2
Net cash provided by (used for) investing activities	—	599.0	540.7	(1,125.4)	(829.4)	(815.1)
Financing activities:
Proceeds from issuance of notes	—	1,197.3	—	—	—	1,197.3
Repayments to revolving credit facilities	—	(106.7)	—	(8.8)	—	(115.5)
Additions to debt	—	2.7	—	852.5	—	855.2
Repayments of debt	(0.1)	(1,025.1)	(21.7)	(986.0)	—	(2,032.9)
Other financing repayments	—	—	(8.7)	(15.5)	—	(24.2)
Issuances of common stock, net of related minimum tax withholdings	—	26.6	—	—	—	26.6
Purchases of common stock	—	(195.1)	—	—	—	(195.1)
Cash dividends paid to stockholders	—	(440.9)	—	—	—	(440.9)
Cash distributions paid to noncontrolling interests	—	—	—	(33.3)	—	(33.3)
Intercompany notes borrowing	—	—	375.9	1.4	(377.3)	—
Intercompany notes payments	—	(69.0)	(14.0)	(4.5)	87.5	—
Intercompany capital receipt	—	—	736.9	321.2	(1,058.1)	—
Intercompany capital distribution	—	—	(1,356.3)	(821.0)	2,177.3	—
Intercompany dividends	—	—	—	(314.3)	314.3	—
Other	(4.0)	(20.0)	—	31.7	—	7.7
Net cash used for financing activities	(4.1)	(630.2)	(287.9)	(976.6)	1,143.7	(755.1)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	(28.2)	—	(28.2)
Increase (decrease) in cash, cash equivalents and restricted cash	—	0.2	447.5	(114.9)	—	332.8
Cash, cash equivalents and restricted cash at beginning of period	—	—	43.3	260.7	—	304.0
Cash, cash equivalents and restricted cash at end of period	$—	$0.2	$490.8	$145.8	$—	$636.8

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$—	$371.4	$1,318.8	$123.5	$(349.9)	$1,463.8
Investing activities:
Capital expenditures	—	—	(1.4)	(777.2)	—	(778.6)
Cash paid for purchase of businesses, net of cash acquired	—	(61.0)	(118.1)	(1,409.4)	—	(1,588.5)
Cash receipts on sold trade receivables	—	—	—	411.2	—	411.2
Investment in unconsolidated entities	—	—	—	(2.5)	—	(2.5)
Proceeds from sale of HH&B	—	—	—	1,005.9	—	1,005.9
Proceeds from sale of property, plant and equipment	—	—	0.2	52.4	—	52.6
Proceeds from property, plant and equipment insurance settlement	—	—	—	3.5	—	3.5
Intercompany notes issued	—	(734.1)	—	(592.3)	1,326.4	—
Intercompany notes proceeds	—	5.0	2.4	523.3	(530.7)	—
Intercompany capital investment	—	(323.5)	(715.5)	—	1,039.0	—
Intercompany return of capital	—	611.7	172.8	—	(784.5)	—
Other	—	—	8.3	19.4	—	27.7
Net cash used for investing activities	—	(501.9)	(651.3)	(765.7)	1,050.2	(868.7)
Financing activities:
Proceeds from issuance of notes	—	998.4	—	—	—	998.4
Additions to revolving credit facilities	—	421.8	—	—	—	421.8
Additions to debt	—	742.6	—	—	—	742.6
Repayments of debt	—	(1,657.1)	(206.6)	(468.2)	—	(2,331.9)
Other financing (repayments) additions	—	—	(26.9)	50.8	—	23.9
Issuances of common stock, net of related minimum tax withholdings	—	35.8	—	—	—	35.8
Purchases of common stock	—	(93.0)	—	—	—	(93.0)
Cash dividends paid to stockholders	—	(403.2)	—	—	—	(403.2)
Cash distributions paid to noncontrolling interests	—	—	—	(47.0)	—	(47.0)
Intercompany notes borrowing	—	72.5	519.8	734.1	(1,326.4)	—
Intercompany notes payments	—	(3.5)	(519.8)	(7.4)	530.7	—
Intercompany capital receipt	—	—	323.5	715.5	(1,039.0)	—
Intercompany capital distribution	—	—	(611.7)	(172.8)	784.5	—
Intercompany dividends	—	—	(144.1)	(205.8)	349.9	—
Other	—	(3.2)	—	0.4	—	(2.8)
Net cash provided by (used for) financing activities	—	111.1	(665.8)	599.6	(700.3)	(655.4)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	(2.1)	—	(2.1)
(Decrease) increase in cash, cash equivalents and restricted cash	—	(19.4)	1.7	(44.7)	—	(62.4)
Cash, cash equivalents and restricted cash at beginning of period	—	19.4	41.6	305.4	—	366.4
Cash, cash equivalents and restricted cash at end of period	$—	$—	$43.3	$260.7	$—	$304.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2016
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash (used for) provided by operating activities	$—	$(569.8)	$(1,917.3)	$5,152.5	$(1,442.1)	$1,223.3
Investing activities:
Capital expenditures	—	—	—	(796.7)	—	(796.7)
Cash paid for purchase of businesses, net of cash acquired	—	—	(278.8)	(97.6)	—	(376.4)
Debt purchased in connection with an acquisition	—	—	(36.5)	—	—	(36.5)
Cash receipts on sold trade receivables	—	—		473.8	—	473.8
Investment in unconsolidated entities	—	—	—	(179.9)	—	(179.9)
Proceeds from sale of property, plant and equipment	—	—	0.3	30.9	—	31.2
Proceeds from property, plant and equipment insurance settlement	—	—	—	0.9	—	0.9
Intercompany notes issued	—	(154.9)	(143.0)	(625.8)	923.7	—
Intercompany notes proceeds	—	—	144.6	90.8	(235.4)	—
Intercompany capital investment	—	(772.7)	(138.9)	—	911.6	—
Intercompany return of capital	—	1,450.9	2,859.7	—	(4,310.6)	—
Other	—	—	5.4	10.1	—	15.5
Net cash provided by (used for) investing activities	—	523.3	2,412.8	(1,093.5)	(2,710.7)	(868.1)
Financing activities:
Additions to revolving credit facilities	—	125.5	—	—	—	125.5
Additions to debt	—	1,511.8	—	—	—	1,511.8
Repayments of debt	—	(863.6)	(16.1)	(193.6)	—	(1,073.3)
Other financing additions	—	—	35.7	17.6	—	53.3
Specialty Chemicals spin-off of net cash and trust funding	—	—	—	(105.0)	—	(105.0)
Issuances of common stock, net of related minimum tax withholdings	—	11.8	—	—	—	11.8
Purchases of common stock	—	(335.3)	—	—	—	(335.3)
Cash dividends paid to stockholders	—	(380.7)	—	—	—	(380.7)
Cash distributions paid to noncontrolling interests	—	—	—	(33.5)	—	(33.5)
Intercompany notes borrowing	—	26.0	599.8	297.9	(923.7)	—
Intercompany notes payments	—	(26.0)	(64.8)	(144.6)	235.4	—
Intercompany capital receipt	—	—	772.7	138.9	(911.6)	—
Intercompany capital distribution	—	—	(1,450.9)	(2,859.7)	4,310.6	—
Intercompany dividends	—	—	(367.1)	(1,075.0)	1,442.1	—
Other	—	(3.6)	—	(2.0)	—	(5.6)
Net cash provided by (used for) financing activities	—	65.9	(490.7)	(3,959.0)	4,152.8	(231.0)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	6.6	—	6.6
Increase in cash, cash equivalents and restricted cash	—	19.4	4.8	106.6	—	130.8
Cash, cash equivalents and restricted cash at beginning of period (1)	—	—	36.8	198.8	—	235.6
Cash, cash equivalents and restricted cash at end of period	$—	$19.4	$41.6	$305.4	$—	$366.4
(1)	The Non-Guarantor Subsidiaries column includes $20.5 million from discontinued operations.

Summary of Non-Cash Transactions	The table below summarizes these non-cash transactions.

	Year Ended September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$—	$(16.2)	$16.2	$—
Intercompany capital investment	$—	$—	$(34.5)	$—	$34.5	$—
Intercompany return of capital	$—	$—	$27.7	$—	$(27.7)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$16.2	$—	$(16.2)	$—
Intercompany capital receipt	$—	$—	$—	$34.5	$(34.5)	$—
Intercompany capital distribution	$—	$—	$—	$(27.7)	$27.7	$—

The table below summarizes these non-cash transactions.
	Year Ended September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$—	$(1,604.9)	$1,604.9	$—
Intercompany notes proceeds	$—	$1,604.9	$—	$—	$(1,604.9)	$—
Intercompany capital investment	$—	$(2,077.0)	$(2,392.5)	$—	$4,469.5	$—
Intercompany return of capital	$—	$472.0	$1,383.4	$—	$(1,855.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$1,604.9	$—	$(1,604.9)	$—
Intercompany notes payments	$—	$—	$(1,604.9)	$—	$1,604.9	$—
Intercompany capital receipt	$—	$—	$1,604.9	$2,864.6	$(4,469.5)	$—
Intercompany capital distribution	$—	$—	$(472.0)	$(1,383.4)	$1,855.4	$—

The table below summarizes these non-cash transactions.

	Year Ended September 30, 2016
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$(28.2)	$—	$28.2	$—
Intercompany capital investment	$—	$—	$(2,807.7)	$(6.5)	$2,814.2	$—
Intercompany return of capital	$—	$393.7	$5,487.7	$—	$(5,881.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$—	$28.2	$(28.2)	$—
Intercompany capital receipt	$—	$—	$—	$2,807.7	$(2,807.7)	$—
Intercompany capital distribution	$—	$—	$(393.7)	$(5,481.2)	$5,874.9	$—